WARRANTS (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Intrinsic value
Intrinsic value, Beginning			$ 0
Warrants [Member]
Number of warrants
Outstanding warrants, Beginning	109,276	237,747		237,747	1,939,794
Outstanding warrants, granted	3,700,000				237,747
Outstanding warrants, Expired	(109,276)	(107,044)		(216,320)	(274,084)
Outstanding warrants, Exercised		(21,427)		(21,427)	(1,665,710)
Outstanding warrants, Ending	3,700,000	109,276			237,747
Weighted average exercise price
Weighted average exercise price, Beginning	$ 0.05	$ 0.20		$ 0.20	$ 0.09
Weighted average exercise price, Granted	0.15	0			0.20
Weighted average exercise price, Expired	(0.37)	(0.05)		0.05	(0.35)
Weighted average exercise price, Exercised		0.05		0.05	0.05
Weighted average exercise price, Ending	$ 0.15	$ 0.05		$ 0.00	$ 0.20
Weighted Average Remaining Contract life
Weighted Average Remaining Contract life, Beginning	2 months 30 days	2 months 30 days		2 months 30 days	4 months 17 days
Weighted Average Remaining Contract life, Granted	2 years				10 months 13 days
Weighted Average Remaining Contract life, Ending	2 months 30 days	1 year 10 months 6 days		0 years	2 months 30 days
Intrinsic value
Intrinsic value, Beginning	$ 18,470			$ 18,470	$ 333,133
Intrinsic value, Ending				$ 0	$ 18,470